Borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 1,865,880	R$ 1,928,782
Current	1,865,880	1,661,067
Non-current	0	267,715
Third Parties
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 1,865,880	1,928,782
Banco Nacional de México | Financial Institution
Disclosure of detailed information about borrowings [line items]
Interest rate	2.55%
Maturity	May 2023
Total borrowings	R$ 1,586,052	1,651,871
International Finance Corporation | Financial Institution
Disclosure of detailed information about borrowings [line items]
Interest rate, adjustment to basis	0.74%
Maturity	April 2023
Total borrowings	R$ 279,828	R$ 276,911
Interest payable period	6 months